Segment and Geographic Data, Selected Information by Reportable Segment (Details) $ in Millions	12 Months Ended
	Sep. 28, 2024 USD ($) segment	Sep. 30, 2023 USD ($)
Segment and Geographic Data [Abstract]
Number of reporting segments | segment	3
Selected Information by Reportable Segment [Abstract]
Net sales	$ 10,071	$ 10,410
Operating income	886	992
Total assets	16,613	16,587
Operating Segment [Member]
Selected Information by Reportable Segment [Abstract]
Net sales	10,071	10,410
Operating income	886	992
Depreciation and amortization	682	649
Total assets	13,656	13,561
Operating Segment [Member] | Consumer Packaging International [Member]
Selected Information by Reportable Segment [Abstract]
Net sales	3,843	4,032
Operating income	180	275
Depreciation and amortization	322	310
Total assets	6,554	6,217
Operating Segment [Member] | Consumer Packaging North America [Member]
Selected Information by Reportable Segment [Abstract]
Net sales	3,122	3,121
Operating income	356	333
Depreciation and amortization	227	217
Total assets	4,321	4,312
Operating Segment [Member] | Flexibles [Member]
Selected Information by Reportable Segment [Abstract]
Net sales	3,106	3,257
Operating income	350	384
Depreciation and amortization	133	122
Total assets	$ 2,781	$ 3,032